TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.0%
2,313,703
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $24,662,082) $ 26,561,306
TOTAL DIRECT REAL ESTATE 26,561,306
FIXED INCOME—39.8%
12,625,646 TIAA-CREF Core Bond Fund 137,240,770
7,701,948 TIAA-CREF Core Plus Bond Fund 85,029,510
1,203,015 TIAA-CREF Emerging Markets Debt Fund 12,391,057
1,352,854 TIAA-CREF High-Yield Fund 13,055,044
1,341,144 TIAA-CREF International Bond Fund 13,612,613
TOTAL FIXED INCOME 261,328,994
INFLATION-PROTECTED ASSETS—9.9%
5,176,319 TIAA-CREF Inflation-Linked Bond Fund 65,273,386
TOTAL INFLATION-PROTECTED ASSETS 65,273,386
INTERNATIONAL EQUITY—11.2%
260,311 Nuveen International Growth Fund 15,746,194
734,820 TIAA-CREF Emerging Markets Equity Fund 9,273,430
1,510,195 TIAA-CREF International Equity Fund 22,169,658
768,111 TIAA-CREF International Opportunities Fund 15,638,735
845,179 TIAA-CREF Quant International Small-Cap Equity Fund 10,759,129
TOTAL INTERNATIONAL EQUITY 73,587,146
SHORT-TERM FIXED INCOME—10.0%
6,238,940 TIAA-CREF Short-Term Bond Fund 65,321,698
TOTAL SHORT-TERM FIXED INCOME 65,321,698
U.S. EQUITY—25.0%
1,503,585 Nuveen Dividend Value Fund 24,418,225
423,742 Nuveen Santa Barbara Dividend Growth Fund 23,310,028
1,177,642 TIAA-CREF Growth & Income Fund 23,281,992
998,620 TIAA-CREF Large-Cap Growth Fund 26,842,910
448,992 TIAA-CREF Large-Cap Growth Index Fund 26,831,734
1,069,677 TIAA-CREF Large-Cap Value Fund 24,388,633
307,503 TIAA-CREF Quant Small-Cap Equity Fund 6,998,775
458,618 TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,177,163
TOTAL U.S. EQUITY 164,249,460
TOTAL AFFILIATED INVESTMENT COMPANIES 656,321,990
(Cost $556,560,813)
TOTAL INVESTMENTS—99.9% 656,321,990
(Cost $556,560,813)
OTHER ASSETS & LIABILITIES, NET—0.1% 462,744
NET ASSETS—100.0% $ 656,784,734
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $26,561,306 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
DIRECT REAL ESTATE—3.6%
3,966,343
b
TIAA-CREF Real Property Fund LP (purchased 7/01/16-8/30/21; cost $41,468,532) $ 45,533,621
TOTAL DIRECT REAL ESTATE 45,533,621
FIXED INCOME—39.8%
24,266,686 TIAA-CREF Core Bond Fund 263,778,882
14,802,484 TIAA-CREF Core Plus Bond Fund 163,419,429
2,314,569 TIAA-CREF Emerging Markets Debt Fund 23,840,061
2,600,820 TIAA-CREF High-Yield Fund 25,097,909
2,576,724 TIAA-CREF International Bond Fund 26,153,746
TOTAL FIXED INCOME 502,290,027
INFLATION-PROTECTED ASSETS—9.9%
9,946,645 TIAA-CREF Inflation-Linked Bond Fund 125,427,189
TOTAL INFLATION-PROTECTED ASSETS 125,427,189
INTERNATIONAL EQUITY—11.0%
491,037 Nuveen International Growth Fund 29,702,826
1,381,077 TIAA-CREF Emerging Markets Equity Fund 17,429,187
2,847,977 TIAA-CREF International Equity Fund 41,808,305
1,449,533 TIAA-CREF International Opportunities Fund 29,512,482
1,594,864 TIAA-CREF Quant International Small-Cap Equity Fund 20,302,625
TOTAL INTERNATIONAL EQUITY 138,755,425
SHORT-TERM FIXED INCOME—11.1%
13,341,562 TIAA-CREF Short-Term Bond Fund 139,686,151
TOTAL SHORT-TERM FIXED INCOME 139,686,151
U.S. EQUITY—24.6%
2,839,039 Nuveen Dividend Value Fund 46,105,995
794,392 Nuveen Santa Barbara Dividend Growth Fund 43,699,524
2,225,484 TIAA-CREF Growth & Income Fund 43,997,829
1,883,475 TIAA-CREF Large-Cap Growth Fund 50,627,820
846,602 TIAA-CREF Large-Cap Growth Index Fund 50,592,922
2,019,833 TIAA-CREF Large-Cap Value Fund 46,052,198
579,136 TIAA-CREF Quant Small-Cap Equity Fund 13,181,132
863,971 TIAA-CREF Quant Small/Mid-Cap Equity Fund 15,404,595
TOTAL U.S. EQUITY 309,662,015
TOTAL AFFILIATED INVESTMENT COMPANIES 1,261,354,428
(Cost $1,033,376,573)
TOTAL INVESTMENTS—100.0% 1,261,354,428
(Cost $1,033,376,573)
OTHER ASSETS & LIABILITIES, NET—0.0% 281,558
NET ASSETS—100.0% $ 1,261,635,986
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $45,533,621 or 3.6% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
DIRECT REAL ESTATE—4.1%
6,403,779
b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/30/21; cost $67,675,945) $ 73,515,378
TOTAL DIRECT REAL ESTATE 73,515,378
FIXED INCOME—39.0%
34,259,701 TIAA-CREF Core Bond Fund 372,402,946
20,899,281 TIAA-CREF Core Plus Bond Fund 230,728,060
3,265,320 TIAA-CREF Emerging Markets Debt Fund 33,632,799
3,679,101 TIAA-CREF High-Yield Fund 35,503,322
3,638,094 TIAA-CREF International Bond Fund 36,926,652
TOTAL FIXED INCOME 709,193,779
INFLATION-PROTECTED ASSETS—8.4%
12,099,752 TIAA-CREF Inflation-Linked Bond Fund 152,577,872
TOTAL INFLATION-PROTECTED ASSETS 152,577,872
INTERNATIONAL EQUITY—12.4%
797,380 Nuveen International Growth Fund 48,233,543
2,245,184 TIAA-CREF Emerging Markets Equity Fund 28,334,226
4,628,223 TIAA-CREF International Equity Fund 67,942,315
2,357,757 TIAA-CREF International Opportunities Fund 48,003,925
2,592,278 TIAA-CREF Quant International Small-Cap Equity Fund 32,999,700
TOTAL INTERNATIONAL EQUITY 225,513,709
SHORT-TERM FIXED INCOME—8.4%
14,582,646 TIAA-CREF Short-Term Bond Fund 152,680,307
TOTAL SHORT-TERM FIXED INCOME 152,680,307
U.S. EQUITY—27.7%
4,617,250 Nuveen Dividend Value Fund 74,984,134
1,290,747 Nuveen Santa Barbara Dividend Growth Fund 71,003,988
3,610,686 TIAA-CREF Growth & Income Fund 71,383,266
3,060,898 TIAA-CREF Large-Cap Growth Fund 82,276,932
1,376,261 TIAA-CREF Large-Cap Growth Index Fund 82,245,384
3,282,109 TIAA-CREF Large-Cap Value Fund 74,832,078
941,282 TIAA-CREF Quant Small-Cap Equity Fund 21,423,575
1,404,036 TIAA-CREF Quant Small/Mid-Cap Equity Fund 25,033,956
TOTAL U.S. EQUITY 503,183,313
TOTAL AFFILIATED INVESTMENT COMPANIES 1,816,664,358
(Cost $1,548,082,787)
TOTAL INVESTMENTS—100.0% 1,816,664,358
(Cost $1,548,082,787)
OTHER ASSETS & LIABILITIES, NET—0.0% 631,538
NET ASSETS—100.0% $ 1,817,295,896
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $73,515,378 or 4.1% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.0%
14,058,927
b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/30/21; cost $149,092,510) $ 161,396,478
TOTAL DIRECT REAL ESTATE 161,396,478
FIXED INCOME—38.0%
73,253,094 TIAA-CREF Core Bond Fund 796,261,135
44,691,403 TIAA-CREF Core Plus Bond Fund 493,393,092
6,982,162 TIAA-CREF Emerging Markets Debt Fund 71,916,272
7,848,513 TIAA-CREF High-Yield Fund 75,738,148
7,771,500 TIAA-CREF International Bond Fund 78,880,722
TOTAL FIXED INCOME 1,516,189,369
INFLATION-PROTECTED ASSETS—6.4%
20,281,039 TIAA-CREF Inflation-Linked Bond Fund 255,743,902
TOTAL INFLATION-PROTECTED ASSETS 255,743,902
INTERNATIONAL EQUITY—14.0%
1,972,575 Nuveen International Growth Fund 119,321,052
5,548,011 TIAA-CREF Emerging Markets Equity Fund 70,015,902
11,420,728 TIAA-CREF International Equity Fund 167,656,293
5,824,012 TIAA-CREF International Opportunities Fund 118,576,887
6,401,368 TIAA-CREF Quant International Small-Cap Equity Fund 81,489,419
TOTAL INTERNATIONAL EQUITY 557,059,553
SHORT-TERM FIXED INCOME—6.4%
24,426,453 TIAA-CREF Short-Term Bond Fund 255,744,965
TOTAL SHORT-TERM FIXED INCOME 255,744,965
U.S. EQUITY—31.1%
11,379,254 Nuveen Dividend Value Fund 184,799,092
3,204,809 Nuveen Santa Barbara Dividend Growth Fund 176,296,529
8,920,531 TIAA-CREF Growth & Income Fund 176,358,905
7,540,810 TIAA-CREF Large-Cap Growth Fund 202,696,963
3,400,000 TIAA-CREF Large-Cap Growth Index Fund 203,184,030
8,099,369 TIAA-CREF Large-Cap Value Fund 184,665,617
2,323,338 TIAA-CREF Quant Small-Cap Equity Fund 52,879,173
3,468,316 TIAA-CREF Quant Small/Mid-Cap Equity Fund 61,840,077
TOTAL U.S. EQUITY 1,242,720,386
TOTAL AFFILIATED INVESTMENT COMPANIES 3,988,854,653
(Cost $3,349,065,188)
TOTAL INVESTMENTS—99.9% 3,988,854,653
(Cost $3,349,065,188)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,559,811
NET ASSETS—100.0% $ 3,993,414,464
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $161,396,478 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.1%
19,658,877
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $209,809,648) $ 225,683,911
TOTAL DIRECT REAL ESTATE 225,683,911
FIXED INCOME—34.0%
91,731,181 TIAA-CREF Core Bond Fund 997,117,940
55,950,982 TIAA-CREF Core Plus Bond Fund 617,698,845
8,760,289 TIAA-CREF Emerging Markets Debt Fund 90,230,977
9,831,406 TIAA-CREF High-Yield Fund 94,873,065
9,745,519 TIAA-CREF International Bond Fund 98,917,016
TOTAL FIXED INCOME 1,898,837,843
INFLATION-PROTECTED ASSETS—4.4%
19,543,437 TIAA-CREF Inflation-Linked Bond Fund 246,442,741
TOTAL INFLATION-PROTECTED ASSETS 246,442,741
INTERNATIONAL EQUITY—16.4%
3,246,313 Nuveen International Growth Fund 196,369,454
9,137,207 TIAA-CREF Emerging Markets Equity Fund 115,311,548
18,769,339 TIAA-CREF International Equity Fund 275,533,903
9,579,841 TIAA-CREF International Opportunities Fund 195,045,556
10,500,327 TIAA-CREF Quant International Small-Cap Equity Fund 133,669,168
TOTAL INTERNATIONAL EQUITY 915,929,629
SHORT-TERM FIXED INCOME—4.4%
23,552,293 TIAA-CREF Short-Term Bond Fund 246,592,509
TOTAL SHORT-TERM FIXED INCOME 246,592,509
U.S. EQUITY—36.6%
18,717,522 Nuveen Dividend Value Fund 303,972,552
5,271,575 Nuveen Santa Barbara Dividend Growth Fund 289,989,328
14,666,357 TIAA-CREF Growth & Income Fund 289,953,883
12,416,490 TIAA-CREF Large-Cap Growth Fund 333,755,255
5,591,191 TIAA-CREF Large-Cap Growth Index Fund 334,129,575
13,318,653 TIAA-CREF Large-Cap Value Fund 303,665,287
3,821,439 TIAA-CREF Quant Small-Cap Equity Fund 86,975,941
5,701,149 TIAA-CREF Quant Small/Mid-Cap Equity Fund 101,651,492
TOTAL U.S. EQUITY 2,044,093,313
TOTAL AFFILIATED INVESTMENT COMPANIES 5,577,579,946
(Cost $4,596,027,740)
TOTAL INVESTMENTS—99.9% 5,577,579,946
(Cost $4,596,027,740)
OTHER ASSETS & LIABILITIES, NET—0.1% 6,553,394
NET ASSETS—100.0% $ 5,584,133,340
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $225,683,911 or 4.1% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.0%
21,177,926
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $226,918,925) $ 243,122,595
TOTAL DIRECT REAL ESTATE 243,122,595
FIXED INCOME—29.2%
84,975,001 TIAA-CREF Core Bond Fund 923,678,261
51,796,815 TIAA-CREF Core Plus Bond Fund 571,836,840
8,093,778 TIAA-CREF Emerging Markets Debt Fund 83,365,910
9,112,133 TIAA-CREF High-Yield Fund 87,932,085
9,026,538 TIAA-CREF International Bond Fund 91,619,364
TOTAL FIXED INCOME 1,758,432,460
INFLATION-PROTECTED ASSETS—2.4%
11,590,658 TIAA-CREF Inflation-Linked Bond Fund 146,158,195
TOTAL INFLATION-PROTECTED ASSETS 146,158,195
INTERNATIONAL EQUITY—19.2%
4,086,396 Nuveen International Growth Fund 247,186,105
11,485,315 TIAA-CREF Emerging Markets Equity Fund 144,944,676
23,568,575 TIAA-CREF International Equity Fund 345,986,677
12,080,704 TIAA-CREF International Opportunities Fund 245,963,143
13,177,880 TIAA-CREF Quant International Small-Cap Equity Fund 167,754,407
TOTAL INTERNATIONAL EQUITY 1,151,835,008
SHORT-TERM FIXED INCOME—2.5%
13,973,470 TIAA-CREF Short-Term Bond Fund 146,302,233
TOTAL SHORT-TERM FIXED INCOME 146,302,233
U.S. EQUITY—42.6%
23,523,476 Nuveen Dividend Value Fund 382,021,258
6,612,609 Nuveen Santa Barbara Dividend Growth Fund 363,759,614
18,399,635 TIAA-CREF Growth & Income Fund 363,760,777
15,567,398 TIAA-CREF Large-Cap Growth Fund 418,451,647
7,017,275 TIAA-CREF Large-Cap Growth Index Fund 419,352,371
16,750,617 TIAA-CREF Large-Cap Value Fund 381,914,062
4,795,808 TIAA-CREF Quant Small-Cap Equity Fund 109,152,595
7,159,548 TIAA-CREF Quant Small/Mid-Cap Equity Fund 127,654,739
TOTAL U.S. EQUITY 2,566,067,063
TOTAL AFFILIATED INVESTMENT COMPANIES 6,011,917,554
(Cost $4,845,239,906)
TOTAL INVESTMENTS—99.9% 6,011,917,554
(Cost $4,845,239,906)
OTHER ASSETS & LIABILITIES, NET—0.1% 6,791,450
NET ASSETS—100.0% $ 6,018,709,004
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $243,122,595 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.1%
21,902,658
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $234,823,527) $ 251,442,519
TOTAL DIRECT REAL ESTATE 251,442,519
FIXED INCOME—24.4%
73,427,270 TIAA-CREF Core Bond Fund 798,154,423
44,783,969 TIAA-CREF Core Plus Bond Fund 494,415,016
7,016,776 TIAA-CREF Emerging Markets Debt Fund 72,272,792
7,881,524 TIAA-CREF High-Yield Fund 76,056,703
7,795,745 TIAA-CREF International Bond Fund 79,126,815
TOTAL FIXED INCOME 1,520,025,749
INFLATION-PROTECTED ASSETS—0.5%
2,205,900 TIAA-CREF Inflation-Linked Bond Fund 27,816,400
TOTAL INFLATION-PROTECTED ASSETS 27,816,400
INTERNATIONAL EQUITY—21.8%
4,829,532 Nuveen International Growth Fund 292,138,381
13,538,453 TIAA-CREF Emerging Markets Equity Fund 170,855,282
27,825,870 TIAA-CREF International Equity Fund 408,483,764
14,274,238 TIAA-CREF International Opportunities Fund 290,623,493
15,560,233 TIAA-CREF Quant International Small-Cap Equity Fund 198,081,764
TOTAL INTERNATIONAL EQUITY 1,360,182,684
SHORT-TERM FIXED INCOME—0.4%
2,653,761 TIAA-CREF Short-Term Bond Fund 27,784,876
TOTAL SHORT-TERM FIXED INCOME 27,784,876
U.S. EQUITY—48.7%
27,791,996 Nuveen Dividend Value Fund 451,342,017
7,810,719 Nuveen Santa Barbara Dividend Growth Fund 429,667,662
21,736,033 TIAA-CREF Growth & Income Fund 429,721,370
18,393,781 TIAA-CREF Large-Cap Growth Fund 494,424,837
8,285,305 TIAA-CREF Large-Cap Growth Index Fund 495,129,798
19,759,416 TIAA-CREF Large-Cap Value Fund 450,514,682
5,668,396 TIAA-CREF Quant Small-Cap Equity Fund 129,012,694
8,456,563 TIAA-CREF Quant Small/Mid-Cap Equity Fund 150,780,522
TOTAL U.S. EQUITY 3,030,593,582
TOTAL AFFILIATED INVESTMENT COMPANIES 6,217,845,810
(Cost $4,881,421,935)
TOTAL INVESTMENTS—99.9% 6,217,845,810
(Cost $4,881,421,935)
OTHER ASSETS & LIABILITIES, NET—0.1% 8,337,389
NET ASSETS—100.0% $ 6,226,183,199
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $251,442,519 or 4.1% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.0%
26,006,612
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $278,123,333) $ 298,555,909
TOTAL DIRECT REAL ESTATE 298,555,909
FIXED INCOME—16.6%
59,086,275 TIAA-CREF Core Bond Fund 642,267,805
36,079,474 TIAA-CREF Core Plus Bond Fund 398,317,388
5,629,284 TIAA-CREF Emerging Markets Debt Fund 57,981,625
6,337,207 TIAA-CREF High-Yield Fund 61,154,050
6,286,638 TIAA-CREF International Bond Fund 63,809,376
TOTAL FIXED INCOME 1,223,530,244
INTERNATIONAL EQUITY—24.6%
6,445,589 Nuveen International Growth Fund 389,893,687
18,098,448 TIAA-CREF Emerging Markets Equity Fund 228,402,419
37,162,195 TIAA-CREF International Equity Fund 545,541,016
19,041,791 TIAA-CREF International Opportunities Fund 387,690,862
20,762,807 TIAA-CREF Quant International Small-Cap Equity Fund 264,310,536
TOTAL INTERNATIONAL EQUITY 1,815,838,520
U.S. EQUITY—54.7%
37,021,018 Nuveen Dividend Value Fund 601,221,331
10,432,133 Nuveen Santa Barbara Dividend Growth Fund 573,871,634
29,011,324 TIAA-CREF Growth & Income Fund 573,553,870
24,505,000 TIAA-CREF Large-Cap Growth Fund 658,694,404
11,059,895 TIAA-CREF Large-Cap Growth Index Fund 660,939,338
26,377,499 TIAA-CREF Large-Cap Value Fund 601,406,985
7,562,271 TIAA-CREF Quant Small-Cap Equity Fund 172,117,288
11,317,541 TIAA-CREF Quant Small/Mid-Cap Equity Fund 201,791,754
TOTAL U.S. EQUITY 4,043,596,604
TOTAL AFFILIATED INVESTMENT COMPANIES 7,381,521,277
(Cost $5,638,457,954)
TOTAL INVESTMENTS—99.9% 7,381,521,277
(Cost $5,638,457,954)
OTHER ASSETS & LIABILITIES, NET—0.1% 10,084,276
NET ASSETS—100.0% $ 7,391,605,553
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $298,555,909 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—4.0%
17,057,322
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $183,629,217) $ 195,818,053
TOTAL DIRECT REAL ESTATE 195,818,053
FIXED INCOME—7.8%
18,280,231 TIAA-CREF Core Bond Fund 198,706,116
11,185,412 TIAA-CREF Core Plus Bond Fund 123,486,952
1,765,015 TIAA-CREF Emerging Markets Debt Fund 18,179,650
1,979,333 TIAA-CREF High-Yield Fund 19,100,568
1,951,875 TIAA-CREF International Bond Fund 19,811,532
TOTAL FIXED INCOME 379,284,818
INTERNATIONAL EQUITY—27.3%
4,685,325 Nuveen International Growth Fund 283,415,288
13,159,217 TIAA-CREF Emerging Markets Equity Fund 166,069,319
27,065,791 TIAA-CREF International Equity Fund 397,325,806
13,892,599 TIAA-CREF International Opportunities Fund 282,853,324
15,103,244 TIAA-CREF Quant International Small-Cap Equity Fund 192,264,296
TOTAL INTERNATIONAL EQUITY 1,321,928,033
U.S. EQUITY—60.7%
26,975,197 Nuveen Dividend Value Fund 438,077,197
7,582,242 Nuveen Santa Barbara Dividend Growth Fund 417,099,117
21,095,388 TIAA-CREF Growth & Income Fund 417,055,824
17,850,385 TIAA-CREF Large-Cap Growth Fund 479,818,356
8,048,548 TIAA-CREF Large-Cap Growth Index Fund 480,981,254
19,230,915 TIAA-CREF Large-Cap Value Fund 438,464,860
5,506,269 TIAA-CREF Quant Small-Cap Equity Fund 125,322,692
8,232,969 TIAA-CREF Quant Small/Mid-Cap Equity Fund 146,793,845
TOTAL U.S. EQUITY 2,943,613,145
TOTAL AFFILIATED INVESTMENT COMPANIES 4,840,644,049
(Cost $3,557,172,174)
TOTAL INVESTMENTS—99.8% 4,840,644,049
(Cost $3,557,172,174)
OTHER ASSETS & LIABILITIES, NET—0.2% 7,301,155
NET ASSETS—100.0% $ 4,847,945,204
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $195,818,053 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—4.0%
12,506,979
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $135,100,620) $ 143,580,122
TOTAL DIRECT REAL ESTATE 143,580,122
FIXED INCOME—4.9%
8,404,119 TIAA-CREF Core Bond Fund 91,352,777
5,166,331 TIAA-CREF Core Plus Bond Fund 57,036,289
833,038 TIAA-CREF Emerging Markets Debt Fund 8,580,294
919,238 TIAA-CREF High-Yield Fund 8,870,645
898,619 TIAA-CREF International Bond Fund 9,120,988
TOTAL FIXED INCOME 174,960,993
INTERNATIONAL EQUITY—28.2%
3,550,378 Nuveen International Growth Fund 214,762,345
9,990,417 TIAA-CREF Emerging Markets Equity Fund 126,079,065
20,510,085 TIAA-CREF International Equity Fund 301,088,054
10,514,152 TIAA-CREF International Opportunities Fund 214,068,126
11,431,967 TIAA-CREF Quant International Small-Cap Equity Fund 145,528,938
TOTAL INTERNATIONAL EQUITY 1,001,526,528
U.S. EQUITY—62.7%
20,424,557 Nuveen Dividend Value Fund 331,694,801
5,736,530 Nuveen Santa Barbara Dividend Growth Fund 315,566,504
15,986,147 TIAA-CREF Growth & Income Fund 316,046,122
13,533,527 TIAA-CREF Large-Cap Growth Fund 363,781,217
6,098,694 TIAA-CREF Large-Cap Growth Index Fund 364,457,941
14,573,868 TIAA-CREF Large-Cap Value Fund 332,284,199
4,168,352 TIAA-CREF Quant Small-Cap Equity Fund 94,871,688
6,239,072 TIAA-CREF Quant Small/Mid-Cap Equity Fund 111,242,660
TOTAL U.S. EQUITY 2,229,945,132
TOTAL AFFILIATED INVESTMENT COMPANIES 3,550,012,775
(Cost $2,620,776,259)
TOTAL INVESTMENTS—99.8% 3,550,012,775
(Cost $2,620,776,259)
OTHER ASSETS & LIABILITIES, NET—0.2% 6,296,017
NET ASSETS—100.0% $ 3,556,308,792
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $143,580,122 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—4.0%
5,340,505
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $58,182,106) $ 61,308,996
TOTAL DIRECT REAL ESTATE 61,308,996
FIXED INCOME—3.7%
2,709,513 TIAA-CREF Core Bond Fund 29,452,406
1,667,368 TIAA-CREF Core Plus Bond Fund 18,407,743
268,846 TIAA-CREF Emerging Markets Debt Fund 2,769,116
297,356 TIAA-CREF High-Yield Fund 2,869,490
288,128 TIAA-CREF International Bond Fund 2,924,498
TOTAL FIXED INCOME 56,423,253
INTERNATIONAL EQUITY—28.6%
1,537,210 Nuveen International Growth Fund 92,985,815
4,321,681 TIAA-CREF Emerging Markets Equity Fund 54,539,616
8,895,220 TIAA-CREF International Equity Fund 130,581,835
4,550,944 TIAA-CREF International Opportunities Fund 92,657,225
4,951,203 TIAA-CREF Quant International Small-Cap Equity Fund 63,028,811
TOTAL INTERNATIONAL EQUITY 433,793,302
U.S. EQUITY—63.5%
8,835,970 Nuveen Dividend Value Fund 143,496,148
2,481,531 Nuveen Santa Barbara Dividend Growth Fund 136,508,996
6,916,101 TIAA-CREF Growth & Income Fund 136,731,319
5,863,041 TIAA-CREF Large-Cap Growth Fund 157,598,531
2,641,716 TIAA-CREF Large-Cap Growth Index Fund 157,868,933
6,303,420 TIAA-CREF Large-Cap Value Fund 143,717,980
1,809,517 TIAA-CREF Quant Small-Cap Equity Fund 41,184,616
2,702,785 TIAA-CREF Quant Small/Mid-Cap Equity Fund 48,190,660
TOTAL U.S. EQUITY 965,297,183
TOTAL AFFILIATED INVESTMENT COMPANIES 1,516,822,734
(Cost $1,153,683,885)
TOTAL INVESTMENTS—99.8% 1,516,822,734
(Cost $1,153,683,885)
OTHER ASSETS & LIABILITIES, NET—0.2% 2,694,779
NET ASSETS—100.0% $ 1,519,517,513
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $61,308,996 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—4.0%
1,555,258
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/21; cost $17,066,604) $ 17,854,362
TOTAL DIRECT REAL ESTATE 17,854,362
FIXED INCOME—2.5%
538,999 TIAA-CREF Core Bond Fund 5,858,924
331,405 TIAA-CREF Core Plus Bond Fund 3,658,709
52,817 TIAA-CREF Emerging Markets Debt Fund 544,012
58,070 TIAA-CREF High-Yield Fund 560,377
56,092 TIAA-CREF International Bond Fund 569,336
TOTAL FIXED INCOME 11,191,358
INTERNATIONAL EQUITY—29.0%
453,641 Nuveen International Growth Fund 27,440,763
1,277,099 TIAA-CREF Emerging Markets Equity Fund 16,116,991
2,627,639 TIAA-CREF International Equity Fund 38,573,742
1,342,233 TIAA-CREF International Opportunities Fund 27,327,871
1,464,279 TIAA-CREF Quant International Small-Cap Equity Fund 18,640,268
TOTAL INTERNATIONAL EQUITY 128,099,635
U.S. EQUITY—64.3%
2,612,007 Nuveen Dividend Value Fund 42,418,998
729,993 Nuveen Santa Barbara Dividend Growth Fund 40,156,898
2,045,916 TIAA-CREF Growth & Income Fund 40,447,766
1,730,912 TIAA-CREF Large-Cap Growth Fund 46,526,906
779,791 TIAA-CREF Large-Cap Growth Index Fund 46,600,305
1,857,622 TIAA-CREF Large-Cap Value Fund 42,353,788
534,160 TIAA-CREF Quant Small-Cap Equity Fund 12,157,473
796,673 TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,204,681
TOTAL U.S. EQUITY 284,866,815
TOTAL AFFILIATED INVESTMENT COMPANIES 442,012,170
(Cost $351,865,929)
TOTAL INVESTMENTS—99.8% 442,012,170
(Cost $351,865,929)
OTHER ASSETS & LIABILITIES, NET—0.2% 900,162
NET ASSETS—100.0% $ 442,912,332
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $17,854,362 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2065 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2065 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—4.0%
26,368
b
TIAA-CREF Real Property Fund LP (purchased 9/30/20-8/30/21; cost $285,208) $ 302,707
TOTAL DIRECT REAL ESTATE 302,707
FIXED INCOME—1.3%
4,516 TIAA-CREF Core Bond Fund 49,086
2,770 TIAA-CREF Core Plus Bond Fund 30,584
436 TIAA-CREF Emerging Markets Debt Fund 4,488
487 TIAA-CREF High-Yield Fund 4,701
481 TIAA-CREF International Bond Fund 4,881
TOTAL FIXED INCOME 93,740
INTERNATIONAL EQUITY—29.3%
7,804 Nuveen International Growth Fund 472,060
22,076 TIAA-CREF Emerging Markets Equity Fund 278,596
45,256 TIAA-CREF International Equity Fund 664,360
23,036 TIAA-CREF International Opportunities Fund 469,020
25,294 TIAA-CREF Quant International Small-Cap Equity Fund 321,998
TOTAL INTERNATIONAL EQUITY 2,206,034
U.S. EQUITY—65.2%
44,907 Nuveen Dividend Value Fund 729,284
12,635 Nuveen Santa Barbara Dividend Growth Fund 695,039
35,148 TIAA-CREF Growth & Income Fund 694,867
29,799 TIAA-CREF Large-Cap Growth Fund 801,005
13,400 TIAA-CREF Large-Cap Growth Index Fund 800,766
31,932 TIAA-CREF Large-Cap Value Fund 728,043
9,176 TIAA-CREF Quant Small-Cap Equity Fund 208,836
13,699 TIAA-CREF Quant Small/Mid-Cap Equity Fund 244,250
TOTAL U.S. EQUITY 4,902,090
TOTAL AFFILIATED INVESTMENT COMPANIES 7,504,571
(Cost $6,193,129)
TOTAL INVESTMENTS—99.8% 7,504,571
(Cost $6,193,129)
OTHER ASSETS & LIABILITIES, NET—0.2% 14,590
NET ASSETS—100.0% $ 7,519,161
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/21, the total value of this security amounted to $302,707 or 4.0% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of August 31, 2021 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 629,760,684 $ — $ — $ — $ 629,760,684
TIAA-CREF Real Property Fund LP — — — 26,561,306 26,561,306
Total $ 629,760,684 $ — $ — $ 26,561,306 $ 656,321,990
Lifecycle 2010
Registered investment companies $ 1,215,820,807 $ — $ — $ — $ 1,215,820,807
TIAA-CREF Real Property Fund LP — — — 45,533,621 45,533,621
Total $ 1,215,820,807 $ — $ — $ 45,533,621 $ 1,261,354,428
Lifecycle 2015
Registered investment companies $ 1,743,148,980 $ — $ — $ — $ 1,743,148,980
TIAA-CREF Real Property Fund LP — — — 73,515,378 73,515,378
Total $ 1,743,148,980 $ — $ — $ 73,515,378 $ 1,816,664,358
Lifecycle 2020
Registered investment companies $ 3,827,458,175 $ — $ — $ — $ 3,827,458,175
TIAA-CREF Real Property Fund LP — — — 161,396,478 161,396,478
Total $ 3,827,458,175 $ — $ — $ 161,396,478 $ 3,988,854,653
Lifecycle 2025
Registered investment companies $ 5,351,896,035 $ — $ — $ — $ 5,351,896,035
TIAA-CREF Real Property Fund LP — — — 225,683,911 225,683,911
Total $ 5,351,896,035 $ — $ — $ 225,683,911 $ 5,577,579,946

TIAA-CREF LIFECYCLE FUNDS - Notes to schedules of investments (unaudited)

Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Registered investment companies $ 5,768,794,959 $ — $ — $ — $ 5,768,794,959
TIAA-CREF Real Property Fund LP — — — 243,122,595 243,122,595
Total $ 5,768,794,959 $ — $ — $ 243,122,595 $ 6,011,917,554
Lifecycle 2035
Registered investment companies $ 5,966,403,291 $ — $ — $ — $ 5,966,403,291
TIAA-CREF Real Property Fund LP — — — 251,442,519 251,442,519
Total $ 5,966,403,291 $ — $ — $ 251,442,519 $ 6,217,845,810
Lifecycle 2040
Registered investment companies $ 7,082,965,368 $ — $ — $ — $ 7,082,965,368
TIAA-CREF Real Property Fund LP — — — 298,555,909 298,555,909
Total $ 7,082,965,368 $ — $ — $ 298,555,909 $ 7,381,521,277
Lifecycle 2045
Registered investment companies $ 4,644,825,996 $ — $ — $ — $ 4,644,825,996
TIAA-CREF Real Property Fund LP — — — 195,818,053 195,818,053
Total $ 4,644,825,996 $ — $ — $ 195,818,053 $ 4,840,644,049
Lifecycle 2050
Registered investment companies $ 3,406,432,653 $ — $ — $ — $ 3,406,432,653
TIAA-CREF Real Property Fund LP — — — 143,580,122 143,580,122
Total $ 3,406,432,653 $ — $ — $ 143,580,122 $ 3,550,012,775
Lifecycle 2055
Registered investment companies $ 1,455,513,738 $ — $ — $ — $ 1,455,513,738
TIAA-CREF Real Property Fund LP — — — 61,308,996 61,308,996
Total $ 1,455,513,738 $ — $ — $ 61,308,996 $ 1,516,822,734
Lifecycle 2060
Registered investment companies $ 424,157,808 $ — $ — $ — $ 424,157,808
TIAA-CREF Real Property Fund LP — — — 17,854,362 17,854,362
Total $ 424,157,808 $ — $ — $ 17,854,362 $ 442,012,170
Lifecycle 2065
Registered investment companies $ 7,201,864 $ — $ — $ — $ 7,201,864
TIAA-CREF Real Property Fund LP — — — 302,707 302,707
Total $ 7,201,864 $ — $ — $ 302,707 $ 7,504,571
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of investments.
A10998-D (10/21)